DEBT - Summary of Secured Promissory Notes (Details) - Secured Promissory Notes	12 Months Ended
Dec. 31, 2024 USD ($)
DEBT
Principal amount	$ 6,834,020
Minimum
DEBT
Maturity Date (from issuance date)	9 years
Interest rate	9.25%
Maximum
DEBT
Maturity Date (from issuance date)	36 months
Interest rate	24.00%